Note 11 - Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement as of December 31,2020
	Balance Sheet Location	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	Derivative, current liability portion	$203,553	-	$203,553	-
Interest rate swap contract, long-term portion	Derivative, long-term liability portion	$362,195	-	$362,195	-
		Fair Value Measurement as of September 30,2021
	Balance Sheet Location	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contract, long-term assets	Derivative, long-term assets	$263,945	-	$263,945	-
Liabilities
Interest rate swap contract, current	Derivative, current liability portion	$277,061	-	$277,061	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of loss recognized	Nine Months Ended September 30, 2020	Nine Months Ended September 30, 2021
Interest rate swap contract – Unrealized (loss) / gain	(Loss) / gain on derivative, net	(582,850)	552,632
Interest rate swap contract - Realized gain / (loss)	(Loss)/ gain on derivative, net	18,219	(131,324)
Total (loss) / gain on derivative		(564,631)	421,308